Investment Securities - Summary of Amortized Cost, Gross Unrealized Gains and Losses and Approximate Fair Values of Securities Available for Sale and Held to Maturity (Detail) (USD $)
In Thousands, unless otherwise specified
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Held to maturity, Amortized Cost	$ 0	$ 365	$ 549
Held to maturity, Unrealized Gains	0
Held to maturity, Unrealized Losses	0	1	3
Held to maturity, Fair Value	0	364	546
Available for sale securities, Amortized Cost	1,711,389	1,148,336	1,455,626
Available for sale securities, Unrealized Gains	17,093	9,139	20,482
Available for sale securities, Unrealized Losses	3,780	11,704	1,694
Available for sale securities, at Fair Value	1,724,702	1,145,771	1,474,414
U.S. Government agencies and sponsored enterprises obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized Cost	79,896	51,553	145,795
Available for sale securities, Unrealized Gains	594	58	913
Available for sale securities, Unrealized Losses	392	456	16
Available for sale securities, at Fair Value	80,098	51,155	146,692
U.S.Government Agencies and Sponsored Enterprises Mortgage-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized Cost	575,101	243,062	289,745
Available for sale securities, Unrealized Gains	5,132	1,071	5,124
Available for sale securities, Unrealized Losses	1,191	2,495	84
Available for sale securities, at Fair Value	579,042	241,638	294,785
State and Municipal Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized Cost	2,039	2,039	2,539
Available for sale securities, Unrealized Gains	198	85	251
Available for sale securities, Unrealized Losses
Available for sale securities, at Fair Value	2,237	2,124	2,790
Asset-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized Cost	443,972	385,979	616,254
Available for sale securities, Unrealized Gains	3,790	3,267	4,746
Available for sale securities, Unrealized Losses	1,126	1,281	1,588
Available for sale securities, at Fair Value	446,636	387,965	619,412
Corporate bonds and other debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized Cost	544,041	375,373	401,293
Available for sale securities, Unrealized Gains	7,230	4,453	9,448
Available for sale securities, Unrealized Losses	20	601	6
Available for sale securities, at Fair Value	551,251	379,225	410,735
Preferred Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Amortized Cost	66,340	90,330	0
Available for sale securities, Unrealized Gains	149	205
Available for sale securities, Unrealized Losses	1,051	6,871
Available for sale securities, at Fair Value	$ 65,438	$ 83,664	$ 0